SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Segment Information
Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.
5(b)    Information about reportable segments

Year ended December 31, 2024	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	72,608	172,793	227,271	472,672	—	472,672
Inter-segment	—	—	—	—	—	—
Cost of sales and selling expenses (excluding depreciation and amortization)	68,554	160,784	215,486	444,824	—	444,824
Segment operating profit/(loss)	(445)	7,134	5,197	11,886	(2,646)	9,240
Depreciation and amortization (including depreciation from right of use assets)	(1,509)	(3,049)	(1,447)	(6,005)	(81)	(6,086)
Impairment loss on financial assets	(91)	(552)	58	(585)	—	(585)
Interest income	77	93	34	204	4	208
Interest expense	(20)	(1,242)	(904)	(2,166)	(2)	(2,168)
Income tax (expense)/benefit	(35)	(1,036)	(1,353)	(2,424)	(385)	(2,809)

Other disclosures
Capital expenditure	868	2,799	590	4,257	14	4,271
5.    SEGMENT INFORMATION (continued)
5(b)    Information about reportable segments (continued)

Year ended December 31, 2023	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	58,649	166,925	200,198	425,772	—	425,772
Inter-segment	—	8	—	8	(8)	—
Cost of sales and selling expenses (excluding depreciation and amortization)	55,341	164,712	185,178	405,231	—	405,231
Segment operating profit/(loss)	1,794	(2,119)	8,628	8,303	(2,548)	5,755
Depreciation and amortization (including depreciation from right of use assets)	(1,506)	(3,202)	(1,424)	(6,132)	(79)	(6,211)
Impairment loss on financial assets	(10)	(4,530)	(100)	(4,640)	—	(4,640)
Interest income	103	86	11	200	5	205
Interest expense	(30)	(1,590)	(775)	(2,395)	(4)	(2,399)
Income tax (expense)/benefit	26	(39)	(632)	(645)	483	(162)

Other disclosures
Capital expenditure	1,952	1,629	710	4,291	3	4,294
5.    SEGMENT INFORMATION (continued)
5(b)    Information about reportable segments (continued)

Year ended December 31, 2022	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	77,329	171,841	184,723	433,893	—	433,893
Inter-segment	—	(5)	—	(5)	5	—
Cost of sales and selling expenses (excluding depreciation and amortization)	75,253	164,504	171,341	411,099	—	411,099
Segment operating profit/(loss)	241	2,636	7,768	10,645	(3,093)	7,552
Depreciation and amortization (including depreciation from right of use assets)	(1,247)	(3,058)	(1,448)	(5,753)	(82)	(5,835)
Interest income	68	49	2	119	1	120
Interest expense	(91)	(787)	(608)	(1,486)	(2)	(1,488)
Income tax expense	(354)	(420)	(1,979)	(2,753)	(55)	(2,808)

Other disclosures
Capital expenditure	1,486	1,780	541	3,807	1	3,808

Reconciliation of segment operating profit (loss)
5(c)    Reconciliation of segment operating profit (loss)

	For the year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Segment operating profit/(loss)	11,886	8,303	10,645
Corporate expenses and others	(2,646)	(2,548)	(3,093)
	9,240	5,755	7,552
Other operating income	1,365	433	1,026
Other operating expenses	(12)	—	(3)
Net impairment loss on financial and contract assets	(585)	(4,640)	(508)
Operating profit/(loss)	10,008	1,548	8,067
Finance costs	(2,304)	(2,527)	(1,650)
Finance income	208	205	120
Share of loss of associates	(2)	(2)	(1)
Exchange gain/(loss)	823	679	143
Other income	878	570	889
Other expense	(234)	(9)	(3)
Profit/(loss) before tax	9,377	464	7,565

Reconciliation of assets and liabilities
5(d)    Segment assets and liabilities

	North Asia	Thailand	ROW	Total segments	Corporate adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2024
Total segment assets	45,789	157,053	126,272	329,114	9,999	339,113
Asset classified as held for sale	747	—	—	747	—	747
Total assets	46,535	157,053	126,272	329,861	9,999	339,860
Total liabilities	6,945	48,722	61,636	117,303	7,192	124,495
As of December 31, 2023
Total assets	52,519	167,888	133,437	353,844	12,820	366,664
Total liabilities	10,320	66,385	68,365	145,070	6,973	152,043
Reconciliation of assets:

	As of December 31,
	2024	2023
	US$’000	US$’000
Segment operating assets	329,861	353,844
Corporate and other assets	2,508	4,211
Investment in associates	807	810
Deferred tax assets	6,684	7,799
Total assets	339,860	366,664

	As of December 31,
	2024	2023
	US$’000	US$’000
Segment operating liabilities	117,303	145,070
Corporate liabilities	3,113	3,133
Deferred tax liabilities	4,079	3,840
Total liabilities	124,495	152,043

Revenue From External Customers Based Major Categories
(i)Revenue from external customers is summarized as the following major categories:

Year ended December 31, 2024	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	70,947	158,445	229,392	—	229,392
Enamel	68,980	82,333	—	151,313	—	151,313
SDI	3,501	—	59,887	63,388	—	63,388
Others*	127	19,513	8,939	28,579	—	28,579
	72,608	172,793	227,271	472,672	—	472,672
Timing of revenue recognition
At a point in time	69,107	172,766	185,319	427,192	—	427,192
Over time	3,501	27	41,952	45,480	—	45,480
	72,608	172,793	227,271	472,672	—	472,672
*include revenues from fabrication service contracts, and sale of other wires and cables products.
(i)Revenue from external customers is summarized as the following major categories (continued):

Year ended December 31, 2023	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	9	80,564	140,501	221,074	—	221,074
Enamel	55,959	79,510	1,972	137,441	—	137,441
SDI	2,667	—	55,028	57,695	—	57,695
Others*	14	6,851	2,697	9,562	—	9,562
	58,649	166,925	200,198	425,772	—	425,772
Timing of revenue recognition
At a point in time	55,982	166,832	173,004	395,818	—	395,818
Over time	2,667	93	27,194	29,954	—	29,954
	58,649	166,925	200,198	425,772	—	425,772
*include revenues from fabrication service contracts, and sale of other wires and cables products.

Year ended December 31, 2022	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	92	46,340	135,739	182,171	—	182,171
Enamel	76,002	102,122	—	178,124	—	178,124
SDI	1,209	—	44,722	45,931	—	45,931
Others*	26	23,379	4,262	27,667	—	27,667
	77,329	171,841	184,723	433,893	—	433,893
Timing of revenue recognition
At a point in time	77,287	171,613	158,510	407,410	—	407,410
Over time	42	228	26,213	26,483	—	26,483
	77,329	171,841	184,723	433,893	—	433,893
*include revenues from fabrication service contracts, and sale of other wires and cables products.

Revenue From External Customers and Non-Current Assets Broken Down by Country of Domicile
(ii)Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended Current period end
	2024	2023	2022
	US$’000	US$’000	US$’000
Revenues from external customers
Thailand	158,135	152,437	153,164
Singapore	154,379	135,227	118,789
Australia	67,106	62,139	60,299
China, Hong Kong, and Taiwan	76,146	62,239	82,187
India	923	973	779
Southeast Asia	15,983	12,741	18,663
Northeast Asia	—	16	12
	472,672	425,772	433,893
The total non-current assets other than financial instruments and deferred tax assets broken down by the country of domicile are summarized as follow:

	As of December 31,
	2024	2023
	US$’000	US$’000
Non-current assets by country:
Thailand	35,938	36,252
Singapore	4,371	5,002
China, Hong Kong, and Taiwan	8,546	10,132
Australia	6,894	7,058
Other	67	132
Total non-current assets	55,816	58,576